Transactions with Related Parties - TMS Bulkers Ltd, TMS Tankers Ltd, TMS Dry Ltd (Details)	12 Months Ended					28 Months Ended		12 Months Ended		28 Months Ended		7 Months Ended	12 Months Ended		31 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 TMS Bulkers [Member] USD ($)	Dec. 31, 2012 TMS Bulkers [Member] EUR (€)	Dec. 31, 2012 TMS Bulkers [Member] USD ($)	Dec. 31, 2012 TMS Bulkers [Member] EUR (€)	Dec. 31, 2012 TMS Tankers [Member] USD ($)	Dec. 31, 2012 TMS Tankers [Member] EUR (€)	Dec. 31, 2012 TMS Tankers [Member] USD ($)	Dec. 31, 2012 TMS Tankers [Member] EUR (€)	Jul. 25, 2011 TMS Dry USD ($)	Dec. 31, 2012 TMS Dry USD ($)	Dec. 31, 2012 TMS Dry EUR (€)	Dec. 31, 2012 TMS Dry USD ($)	Dec. 31, 2012 TMS Dry EUR (€)
Management fixed fee per vessel per day				$ 2,039	€ 1,545	$ 1,979	€ 1,500	$ 2,311	€ 1,751	$ 2,243	€ 1,700				$ 1,979	€ 1,500
Annual management fee adjustment maximum				5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%	5.00%		5.00%	5.00%	5.00%	5.00%
Annual management fee adjustment minimum				3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%		3.00%	3.00%	3.00%	3.00%
Annual management fee adjustment applied				3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%	3.00%
Construction supervisory fee				10.00%	10.00%			10.00%	10.00%				10.00%	10.00%
Commissions on charter hire agreements								1.25%	1.25%				1.25%	1.25%
Commission on purchase or sale price of vessels and rigs								1.00%	1.00%				1.00%	1.00%
Fees on contract termination	0	6,202,000	0									6,600
Extra Superintendents Fee				660	500								660	500
Payments for Commissions												$ 2,400
Management fee extra period	3 months
Termination payment minimum period of fees	36 months
Termination payment maximum period of fees	48 months